Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 2,796,331	$ 2,696,107
Interest-earning demand deposits in banks	3,302,539	4,597,604
Cash and cash equivalents	6,098,870	7,293,711
Interest-earning time deposits in banks		2,972,000
Available-for-sale securities:
Investment securities	60,638,942	63,431,342
Mortgage-backed securities	48,345,655	51,956,481
Other investments	81,918	96,041
Loans held for sale	262,461	711,986
Loans, net of allowance for loan losses of $3,406,434 and $3,339,464 at December 31, 2013 and 2012	180,639,502	173,753,059
Premises and equipment, net of accumulated depreciation of $7,096,401 and $8,179,076 at December 31, 2013 and 2012	5,178,978	5,654,776
Federal Home Loan Bank stock	1,113,800	1,113,800
Foreclosed assets held for sale, net	281,918	137,193
Cash surrender value of life insurance	6,815,059	6,612,642
Interest receivable	1,817,415	2,053,472
Deferred income taxes	2,703,110	464,548
Mortgage servicing rights, net of valuation allowance of $73,392 and $129,279 as of December 31, 2013 and 2012	673,576	664,436
Goodwill	2,726,567	2,726,567
Other assets	1,041,005	1,804,184
Total assets	318,418,776	321,446,238
Deposits
Demand	29,976,167	25,220,684
Savings, NOW and money market	113,610,655	110,435,383
Time	108,151,569	122,864,662
Total deposits	251,738,391	258,520,729
Short-term borrowings	19,610,297	12,740,610
Deferred compensation	3,999,371	3,707,402
Advances from borrowers for taxes and insurance	857,814	832,345
Interest payable	210,226	276,757
Income taxes payable	34,621	214,115
Other liabilities	829,260	1,033,951
Total liabilities	277,279,980	277,325,909
Stockholders' Equity
Preferred stock, $.01 par value, authorized 10,000,000 shares; none issued and outstanding
Common stock, $.01 par value; authorized 25,000,000 shares; issued 1,832,860 - December 31, 2013 and 1,908,556 - December 31, 2012	18,329	19,086
Additional paid-in capital	14,561,085	15,943,273
Retained earnings	28,233,876	25,585,757
Accumulated other comprehensive income (loss)	(1,386,964)	2,896,593
Unallocated ESOP shares	(287,530)	(324,380)
Total stockholders' equity	41,138,796	44,120,329
Total liabilities and stockholders' equity	$ 318,418,776	$ 321,446,238